4. Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2012
Related Party Transaction, Description of Transaction	GNP utilized company employees to perform certain on-site tasks at Chandalar totaling $31,759, a receivable which was reimbursed to the Company subsequent to the close of the June 30, 2012 quarter.